Capital management (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Capital management
Total equity in % of total assets	39.70%	38.90%
Debt and lease liabilities in % of total assets	39.10%	39.10%